Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes Explanatory [Abstract]
Schedule of deferred tax recovery
($000s)	2022	2021

Deferred tax expense (recovery)	8,268	4,630
	8,268	4,630

Schedule of tax expense recognized in other comprehensive income or directly in equity
($000s)	2022	2021

Financing costs - recognized in statement of equity	(330)	(438)
Unrealized gain or loss on marketable securities - recognized in OCI	831	(61)
	501	(499)

Schedule of reconciliation of the effective rate of income tax
($000s)	2022	2021
Earnings before income taxes	874	5,525
	26.68%	26.63%
Tax expense calculated
Using statutory rates	233	1,471
Non-deductible items	2,280	303
Difference in foreign tax rates	103	(8)
Change in deferred tax rates	(116)	(132)
Movement in tax benefits not recognized	2,996	949
Impact of true-up of prior year balances	124	1
Renouncement of flow-through expenditures	2,525	2,020
Other	123	24
Income tax expense	8,268	4,630

Schedule of deferred income tax assets and liabilities
($000s)	December 31, 2022	December 31, 2021
Deferred income tax assets:
Property and equipment	565	292
Provision for reclamation liabilities	1,235	595
Financing costs	2,487	2,080
Non-capital loss carryforwards	38,255	33,098

Deferred income tax liabilities:
Mineral interests	(63,710)	(59,229)
Secured note	(10,766)	-
Net deferred income tax liabilities	(31,934)	(23,164)

Schedule of unrecognized deferred tax assets
($000s)	December 31, 2022	December 31, 2021
Marketable securities	137	182
Loss carryforwards	834	798
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	437	140
Provision for reclamation liabilities	1,091	1,083

Schedule of income tax attributes
	($000s)	Expiry date
Canadian non-capital losses	143,103	2042
Canadian capital losses	2,571	Indefinite
Canadian tax basis of mineral interest	406,278	Indefinite

US non-capital losses	480	2042
US tax basis of mineral interest	23,201	Indefinite